Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 115,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	15,881.50
Total Offset Amount	15,881.50
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 115,000,000.00
Final Prospectus	true